Financial instruments and management of financial risks	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments and management of financial risks	Financial instruments and management of financial risks
(a)Risks—overview
Our financial instruments, and the nature of certain risks to which they may be subject, are as set out in the following table.

Risks
Market risks
Financial instrument	Accounting classification	Credit	Liquidity	Currency	Interest rate
Measured at amortized cost
Accounts receivable	AC(1)	X		X
Due from/to affiliated companies	AC(1)	X		X
Accounts payable and accrued liabilities	AC(1)		X	X
Provisions	AC(1)		X
Long-term debt	AC(1)		X		X
Measured at fair value
Cash and cash equivalents	FVTPL(2)	X		X	X
Foreign exchange and interest rate derivatives(3)	FVTPL/FVOCI(2)	X	X	X	X
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(1)For accounting recognition and measurement purposes, classified as amortized cost (AC). All such items, excluding our provisions for written put options, use other observable inputs (Level 2) for measuring fair value at the reporting date, while our provisions for written put options use unobservable inputs (Level 3).
(2)For accounting recognition and measurement purposes, classified as fair value through net income (FVTPL). Unrealized changes in the fair values of financial instruments are included in net income unless the instrument is part of a cash flow hedging relationship. The effective portion of unrealized changes in the fair values of financial instruments held for hedging are included in other comprehensive income (FVOCI).
(3)Use of derivative financial instruments is subject to a policy which requires that no derivative transaction is to be entered into for the purpose of establishing a speculative or leveraged position (the corollary being that all derivative transactions are to be entered into for risk management purposes only) and sets criteria for the credit worthiness of the transaction counterparties.
(b)Credit risk
Excluding credit risk, if any, arising from interest rate and currency swaps settled on a gross basis, the best representation of our maximum exposure (excluding income tax effects) to credit risk, which is a worst-case scenario and does not reflect results we expect, is as set out in the following table:

As at December 31 (millions)	2023	2022
Cash and cash equivalents	$127	$125
Accounts receivable	498	428
Due from affiliated companies	62	81
Derivative assets	16	32
	$703	$666
Cash and cash equivalents
Credit risk associated with cash and cash equivalents is managed by ensuring that these financial assets are placed with: governments; major financial institutions that have been accorded strong investment grade ratings by a primary rating agency; and/or other creditworthy counterparties. An ongoing review is performed to evaluate changes in the status of counterparties.

Accounts receivable
Credit risk associated with accounts receivable is managed through a program of credit evaluations of customers and limiting the amount of credit extended when deemed necessary. See Note 11—Accounts receivable for additional details of our accounts receivable balances.
Derivative assets (and derivative liabilities)
Counterparties to our foreign exchange derivatives are major financial institutions that have been accorded investment grade ratings by a primary credit rating agency. The total dollar amount of credit exposure under contracts with any one financial institution is limited and counterparties’ credit ratings are monitored. We do not give or receive collateral on swap agreements and hedging items due to our credit rating and those of our counterparties. While we are exposed to the risk of potential credit losses due to the possible non-performance of our counterparties, we consider this risk remote. Our derivative liabilities do not have credit risk-related contingent features.
(c)Liquidity risk
We manage liquidity risk by:
•maintaining a syndicated bank credit facility (Note 16(b)—Long-term debt—Credit facility);
•continuously monitoring forecast and actual cash flows; and
•managing maturity profiles of financial assets and financial liabilities.
Our debt maturities in future years are as disclosed in Note 16(d)—Long-term debt—Long-term debt maturities.
We closely match the contractual maturities of our derivative financial liabilities with those of the risk exposures they are being used to manage.
The expected maturities of our undiscounted financial liabilities do not differ significantly from the contractual maturities, other than as noted below. The contractual maturities of our undiscounted financial liabilities as at December 31, 2023, including interest thereon (where applicable), are as set out in the following tables:

	Non-derivative				Derivative
			Composite long-term debt		Currency swap agreement amounts to be exchanged
Year (millions)	Non- interest bearing financial liabilities	Due to affiliated companies (Note 21(a))	Long-term debt, excluding leases(1) (Note 16)	Leases	(Receive)	Pay	Interest rate swap agreement	Total
2024	$292	$178	$169	$86	$(146)	$132	$2	$713
2025	19	—	164	78	(41)	34	—	254
2026	41	—	160	68	(39)	33	(1)	262
2027	131	—	155	52	(38)	32	(1)	331
2028	39	—	1,224	39	(342)	347	—	1,307
Thereafter	—	—	—	80	—	—	—	80
Total	$522	$178	$1,872	$403	$(606)	$578	$—	$2,947
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(1)Future cash outflows in respect of associated interest and carrying costs for amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect at December 31, 2023.
(d)Currency risk
Our primary operating currency is the United States dollar. The European euro, Philippine peso and the Canadian dollar are the foreign currencies to which we currently have the largest exposure.
Our foreign exchange risk management includes the use of foreign currency forward contracts to fix the exchange rates on short-term Philippine peso-denominated transactions and commitments, as well as swaps which are used to manage the currency risk associated with European euro denominated inflows being used against United States dollar denominated debt.
(e)Interest rate risk
Changes in market interest rates will cause fluctuations in the fair value or future cash flows of short-term investments, short-term obligations and long-term debt.
Our cash equivalents generally have short maturities and fixed interest rates and as a result, their fair value will fluctuate with changes in market interest rates; absent monetization prior to maturity, the related future cash flows will not change due to changes in market interest rates.
As short-term obligations arising from bilateral bank facilities, which typically have variable interest rates, are rarely outstanding for periods that exceed one calendar week, interest rate risk on these facilities are not significant.
Amounts drawn on our long-term credit facility will be affected by changes in market interest rates in a manner similar to debts with short maturities in that the fair value is not materially affected by changes in market interest rates, but the associated cash flows representing interest payments are.
We manage our exposure to changes in market interest rates with the use of interest rate swaps to fix the interest rates on the variable rate portion of our credit facility.
(f)Market risk
Net income and other comprehensive income for the years ended December 31, 2023, 2022 and 2021, could have varied if the United States dollar: Canadian dollar exchange rate, United States dollar: Philippine peso exchange rate, United States dollar: European euro exchange rate, market interest rates, and the TELUS Corporation and TELUS International (Cda) Inc. common share prices varied by reasonably possible amounts from their actual statement of financial position date amounts.
The following sensitivity analysis of our exposure to foreign currency and interest rate risks at the reporting date has been determined based upon (i) a hypothetical change in foreign exchange rates taking place at the relevant statement of financial position date for the Canadian dollar, European euro and Philippine peso denominated balances and (ii) the hypothetical change in interest rates taking place at the beginning of the relevant fiscal year and being held constant through to the statement of financial position date, and the corresponding impact on that reporting period.

	Net income			Other comprehensive income			Comprehensive income
Years Ended December 31 (increase (decrease) in millions)	2023	2022	2021	2023	2022	2021	2023	2022	2021
Reasonably possible changes in market risks(1)
10% change in US$: CDN$ exchange rate
US$ appreciates	$10	$8	$14	$—	$—	$—	$10	$8	$14
US$ depreciates	$(12)	$(8)	$(14)	$—	$—	$—	$(12)	$(8)	$(14)
10% change in US$: Euro exchange rate
US$ appreciates	$7	$14	$11	$(41)	$(44)	$(36)	$(34)	$(30)	$(25)
US$ depreciates	$(7)	$(14)	$(11)	$41	$44	$36	$34	$30	$25
10% change in US$: Peso exchange rate
US$ appreciates	$(3)	$(2)	$(1)	$—	$—	$—	$(3)	$(2)	$(1)
US$ depreciates	$3	$2	$1	$—	$—	$—	$3	$2	$1
25 basis point change in market interest rate
Rate increases	$(3)	$(1)	$(2)	$—	$—	$—	$(3)	$(1)	$(2)
Rate decreases	$3	$1	$2	$—	$—	$—	$3	$1	$2
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(1)These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities. The sensitivity analysis assumes that we would realize the changes in exchange rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption. No consideration has been made for a difference in the notional number of common shares associated with share-based compensation awards made during the reporting period that may have arisen due to a difference in the common share price.
(2)To facilitate ongoing comparison of sensitivities, a constant variance of approximate magnitude has been used.
(g)    Fair values
General
The carrying values of cash and cash equivalents, due from/to affiliated companies, accounts receivable, accounts payable and accrued liabilities and certain provisions approximate their fair values due to the immediate or short-term maturity of these financial instruments. Our long-term debt, measured at amortized cost, approximates fair value as they bear interest at applicable market rates.
The fair values of the derivative financial instruments we use to manage our exposure to currency risks are estimated based upon quoted market prices in active markets for the same or similar financial instruments or on the current rates offered to us for financial instruments of the same maturity, as well as discounted future cash flows determined using current rates for similar financial instruments subject to similar risks and maturities (such fair value estimates being largely based on the European euro: US$ and Philippine peso: US$ forward exchange rates as at the statement of financial position dates).
Derivative
The derivative financial instruments that we measure at fair value on a recurring basis subsequent to initial recognition are as set out in the following table; all such items use significant other observable inputs (Level 2) for measuring fair value at the reporting date.

		2023				2022
As at December 31 (millions)	Designation	Maximum maturity date	Notional amount	Fair value and carrying value	Price or rate	Maximum maturity date	Notional amount	Fair value and carrying value	Price or rate
Current assets(1)
Derivatives used to manage
Currency risks arising from Euro business acquisition	HFH[3]	2024	$22	$12	USD:1.00 EUR:0.92	2023	$21	$19	USD:1.00 EUR:0.86
Currency risks arising from Philippine peso denominated purchases	HFT[2]	2024	$81	$2	USD:1.00PHP:56.32	2023	$53	$—	USD:1.00PHP:56.90
Interest rate risk associated with non-fixed rate credit facility amounts drawn	HFH[3]	2024	$9	$2	3.52%	—	$—	$—	—
Non-current assets(1)
Derivatives used to manage
Currency risks arising from Euro business acquisition	HFH[3]	—	$—	$—	—	2025	$341	$13	USD:1.00 EUR:0.86
Current liabilities(1)
Derivatives used to manage
Currency risks arising from Philippine peso denominated purchases	HFT[2]	2024	$17	$—	USD:1.00PHP:54.94	2023	$50	$1	USD:1.00PHP:53.55
Non-current liabilities(1)
Derivatives used to manage
Currency risks arising from Euro business acquisition	HFH[3]	2028	$409	$10	USD:1.00 EUR0.92	—	$—	$—	—
Interest rate risk associated with non-fixed rate credit facility amounts drawn	HFH[3]	2028	$155	$2	3.52%	—	$—	$—	—
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(1)Notional amounts of derivative financial assets and liabilities are not set off.
(2)Foreign currency hedges are designated as held for trading (HFT) upon initial recognition; hedge accounting is not applied.
(3)Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.
(h)Recognition of derivative gains and losses
The following table sets out the gains and losses, excluding income tax effects, arising from derivative instruments that are classified as cash flow hedging items and their location within the Consolidated statements of income and other comprehensive income.
Credit risk associated with such derivative instruments, as discussed further in (b), would be the primary source of hedge ineffectiveness. There was no ineffective portion of derivative instruments classified as cash flow hedging items for the periods presented.

	Amount of gain (loss) recognized in other comprehensive income (effective portion)			Gain (loss) reclassified from other comprehensive income to income (effective portion)
	Amount				Amount
Years Ended December 31 (millions)	2023	2022	2021	Location	2023	2022	2021
Derivatives used to manage interest rate risk
Associated with non-fixed rate credit facility amounts drawn	$2	$1	$—	Interest expense	$2	$(1)	$(3)
	$2	$1	$—		$2	$(1)	$(3)
Derivatives used to manage currency risks
Arising from net investment in foreign operation	$(29)	$37	$38	Foreign exchange	$—	$(9)	$—
	$(27)	$38	$38		$2	$(10)	$(3)